Merger Agreement with Special Purpose Acquisition Company (“Spac”) - Schedule of Fair Value of the Identifiable Net Assets (Details) - RNER [Member] $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares
Schedule of Fair Value of the Identifiable Net Assets [Line Items]
Shares issued to RNER shareholders (in Shares) | shares	45,332	[1]
Closing price of the Company’s share on Nasdaq as of March 1, 2023 (in Dollars per share) | $ / shares	$ 159
Fair value of the Company’s shares issued to RNER shareholders	$ 7,208
Public Warrants issued to RNER shareholders (in Shares) | shares	155,078	[1]
Closing price of the Company’s warrants on Nasdaq as of March 1, 2023 (in Dollars per share) | $ / shares	$ 17
Private Warrants issued to RNER shareholders (in Shares) | shares	5,360	[1]
Fair Value of the Company’s warrants on as of March 1, 2023 (in Dollars per share) | $ / shares	$ 13.3
Fair value of the Company’s warrants issued to RNER shareholders	$ 2,711
RNER assets	588
RNER liabilities	(2,981)
Net assets of RNER	(2,393)
IFRS 2 Listing expenses	$ 12,312

[1]	Shares and per share amounts have been retroactively adjusted to reflect the reverse share splits as described in note 20a.